NET LOSS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Net Profit (Loss) Per Share [Abstract]
Ordinary shares exercise price | (per share)	₪ 0.0226	$ 0.0226
Weighted average shares	2,081	2,081	14,652